Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

On June 22, 2020, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to effectuate a 1-for-2.67 reverse stock split of the Company’s issued and outstanding common and preferred stock. No fractional shares were issued and any fractional shares resulting from the stock split were rounded up to the nearest whole share. All common and preferred stock share and per-share data and conversion or exercise price data for applicable common stock equivalents included in these financial statements have been retroactively adjusted to reflect the reverse stock split.